Investment Portfolioas of June 30, 2026 (Unaudited)
DWS GNMA Fund
	Principal Amount ($)	Value ($)

Government National Mortgage Association 97.4%
Government National Mortgage Association:
2.0%, 7/1/2056, TBA	105,500,000	86,425,389
2.0%, 3/20/2052	3,674,850	2,998,382
2.5%, 7/1/2056, TBA	73,000,000	62,338,715
3.0%, with various maturities from 9/15/2042 until 5/20/2052	39,875,613	35,776,364
3.5%, with various maturities from 11/20/2041 until 5/20/2047	18,008,088	16,840,704
4.0%, with various maturities from 8/20/2040 until 4/20/2053	19,038,474	18,073,769
4.0%, 7/1/2056, TBA	57,500,000	53,417,902
4.25%, 9/15/2041	94,563	92,621
4.49%, with various maturities from 6/15/2041 until 7/15/2041	253,077	250,239
4.5%, 7/1/2056, TBA	75,000,000	72,019,800
4.5%, with various maturities from 8/15/2039 until 11/20/2052	32,374,955	31,514,830
4.55%, 1/15/2041	410,963	407,195
4.625%, 5/15/2041	173,666	172,544
5.0%, 7/1/2056, TBA	118,000,000	116,331,834
5.0%, with various maturities from 3/20/2029 until 7/20/2041	4,269,252	4,310,328
5.5%, 7/1/2056, TBA	80,000,000	80,400,000
6.0%, 7/1/2056, TBA	35,000,000	35,719,950
6.5%, with various maturities from 6/20/2032 until 3/20/2039	2,535,012	2,672,873
7.5%, with various maturities from 7/20/2026 until 4/20/2032	17,142	17,901
Total Government National Mortgage Association (Cost $628,406,998)		619,781,340

Asset-Backed 1.0%
Automobile Receivables 0.1%
United Auto Credit Securitization Trust, “B”, Series 2026-1, 144A, 4.63%, 5/10/2029	1,000,000	995,969
Credit Card Receivables 0.1%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,000,000	1,004,571
Home Equity Loans 0.3%
RCKT Mortgage Trust, “A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	641,777	643,231
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	1,022,894	1,023,991
		1,667,222
Miscellaneous 0.5%
CIFC Funding Ltd., “A1R”, Series 2020-4A, 144A, 3 mo. USD Term SOFR + 1.3%, 4.973% (a), 1/15/2040	2,000,000	2,003,722
UPG HI Issuer Trust, “A”, Series 2026-1, 144A, 5.03%, 2/25/2048	984,281	980,437
		2,984,159
Total Asset-Backed (Cost $6,648,543)		6,651,921

Commercial Mortgage-Backed Securities 0.7%
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (a), 12/10/2041	1,286,000	1,312,537
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 5.475% (a), 12/15/2039	563,000	564,056

KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.69% (a), 8/15/2038	991,720	990,152
U.S. Bank C&I Credit-Linked Notes, “B2”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 4.978% (a), 9/25/2032	1,372,440	1,365,858
Total Commercial Mortgage-Backed Securities (Cost $4,201,073)		4,232,603

Collateralized Mortgage Obligations 70.1%
Chase Home Lending Mortgage Trust, “A11”, Series 2019-ATR1, 144A, 1 mo. USD Term SOFR + 1.064%, 4.713% (a), 4/25/2049	479,549	475,306
CIM Trust, “A4”, Series 2018-INV1, 144A, 4.0% , 8/25/2048	992,569	930,654
Federal Home Loan Mortgage Corp.:
“OP”, Series 5417, Principal Only, Zero Coupon , 6/25/2054	4,384,686	3,816,245
“SX”, Series 5051, Interest Only, 4.25% minus 30 day USD SOFR Average, 0.657% (a), 11/15/2048	44,599,629	1,462,989
“SA”, Series 3721, Interest Only, 4.386% minus 30 day USD SOFR Average, 0.793% (a), 9/15/2040	2,354,849	90,978
“IS”, Series 5150, Interest Only, 4.6% minus 30 day USD SOFR Average, 1.008% (a), 8/25/2051	6,259,000	418,612
“C11”, Series 414, Interest Only, 1.5%, 1/25/2042	2,961,342	204,674
“IG”, Series 5070, Interest Only, 1.5%, 1/25/2044	12,686,786	604,089
“CI”, Series 5037, Interest Only, 1.5%, 11/25/2050	2,741,471	261,910
“ID”, Series 5007, Interest Only, 1.85%, 8/25/2050	3,085,410	328,699
“GI”, Series 5154, Interest Only, 2.0%, 3/25/2042	17,910,704	985,336
“JI”, Series 5041, Interest Only, 2.0%, 3/25/2049	1,861,198	174,515
“NI”, Series 5064, Interest Only, 2.0%, 6/25/2050	2,524,919	258,615
“IG”, Series 5020, Interest Only, 2.0%, 10/25/2050	399,872	48,317
“MI”, Series 5018, Interest Only, 2.0%, 10/25/2050	2,305,680	301,362
“AI”, Series 5035, Interest Only, 2.0%, 11/25/2050	2,520,055	264,038
“IE”, Series 5050, Interest Only, 2.0%, 12/25/2050	4,511,173	526,102
“AI”, Series 5063, Interest Only, 2.0%, 1/25/2051	9,329,106	1,225,165
“JI”, Series 5058, Interest Only, 2.0%, 1/25/2051	3,602,442	389,008
“SC”, Series 5640, Interest Only, 5.65% minus 30 day USD SOFR Average, 2.022% (a), 3/25/2056	23,292,128	1,434,129
“SG”, Series 5418, Interest Only, 5.786% minus 30 day USD SOFR Average, 2.158% (a), 11/25/2046	11,662,426	710,015
“SH”, Series 4941, Interest Only, 5.836% minus 30 day USD SOFR Average, 2.208% (a), 12/25/2049	7,724,896	822,951
“HS”, Series 4616, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.293% (a), 9/15/2046	9,934,484	1,086,699
“SA”, Series 4648, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.293% (a), 1/15/2047	6,176,020	630,038
“SI”, Series 5114, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.293% (a), 6/15/2047	27,558,763	2,831,123
“SK”, Series 5460, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.293% (a), 8/15/2047	48,551,054	4,647,679
“SE”, Series 5531, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.293% (a), 1/15/2050	42,609,854	4,208,611
“SH”, Series 4900, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 7/25/2049	9,354,581	935,345
“JS”, Series 4999, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 12/25/2049	11,659,015	1,193,639
“S5”, Series 339, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.343% (a), 11/15/2044	13,390,462	1,386,459
“SM”, Series 5004, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.408% (a), 8/25/2050	12,252,365	1,746,837
“NS”, Series 4215, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.443% (a), 6/15/2043	2,096,435	230,070
“AI”, Series 5181, Interest Only, 2.5%, 3/25/2049	796,800	114,688
“AI”, Series 5200, Interest Only, 2.5%, 5/25/2049	345,044	45,129
“PI”, Series 4992, Interest Only, 2.5%, 7/25/2050	2,572,830	318,097

“LI”, Series 5132, Interest Only, 2.5%, 1/25/2051	18,117,841	2,133,600
“DI”, Series 5081, Interest Only, 2.5%, 3/25/2051	11,640,944	1,827,142
“NS”, Series 4999, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.808% (a), 1/25/2042	1,947,892	71,380
“WS”, Series 3981, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.843% (a), 5/15/2041	560,063	12,542
“DS”, Series 4080, Interest Only, 6.586% minus 30 day USD SOFR Average, 2.993% (a), 3/15/2041	1,083,315	36,461
“CZ”, Series 4113, 3.0%, 9/15/2042	1,399,632	1,121,987
“300”, Series 352, 3.0%, 10/15/2046	149,028	136,173
“PA”, Series 4704, 3.5%, 7/15/2047	728,249	664,709
“MI”, Series 4705, Interest Only, 4.0%, 7/15/2047	3,479,662	723,779
“JI”, Series 5236, Interest Only, 4.0%, 2/25/2052	16,959,782	1,775,077
“IJ”, Series 4472, Interest Only, 6.0%, 11/15/2043	2,650,573	432,017
“AS”, Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 7.529% (a), 2/25/2055	6,844,799	6,804,074
“HS”, Series 5534, 85.75% minus (17.5 x 30 day USD SOFR Average), 10.5% (a), 5/25/2055	17,028,652	17,830,607
Federal National Mortgage Association:
“SC”, Series 2017-73, Interest Only, 3.486% minus 30 day USD SOFR Average, 0.0% (a), 9/25/2047	6,155,716	73,579
“ET”, Series 2024-105, 0.125%, 1/25/2055	3,766,777	3,093,069
“LS”, Series 2012-100, Interest Only, 4.776% minus 30 day USD SOFR Average, 1.148% (a), 9/25/2042	2,180,489	123,953
“SI”, Series 2022-54, Interest Only, 5.0% minus 30 day USD SOFR Average, 1.372% (a), 7/25/2052	3,523,065	182,793
“TI”, Series 2021-4, Interest Only, 1.5%, 12/25/2040	10,927,611	392,758
“SA”, Series 2025-111, Interest Only, 5.45% minus 30 day USD SOFR Average, 1.822% (a), 11/25/2055	23,614,072	1,461,774
“SB”, Series 2026-32, Interest Only, 5.45% minus 30 day USD SOFR Average, 1.822% (a), 5/25/2056	35,012,648	2,108,267
“C2”, Series 432, Interest Only, 2.0%, 7/25/2037	4,534,724	288,399
“AY”, Series 2013-6, 2.0%, 2/25/2043	1,244,000	879,233
“IA”, Series 2021-21, Interest Only, 2.0%, 7/25/2047	23,573,929	1,745,192
“AQ”, Series 2020-56, 2.0%, 8/25/2050	192,120	156,211
“BI”, Series 2020-62, Interest Only, 2.0%, 9/25/2050	3,003,084	352,365
“AI”, Series 2020-97, Interest Only, 2.0%, 1/25/2051	1,425,705	188,897
“EI”, Series 2021-42, Interest Only, 2.0%, 3/25/2051	3,391,550	439,092
“NS”, Series 2011-96, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.258% (a), 10/25/2041	2,639,998	246,671
“SC”, Series 2014-23, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.258% (a), 5/25/2044	1,090,625	88,909
“SC”, Series 2023-57, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.258% (a), 10/25/2049	39,036,112	3,555,020
“TS”, Series 2019-71, Interest Only, 5.886% minus 30 day USD SOFR Average, 2.258% (a), 11/25/2049	8,362,330	871,032
“SC”, Series 2014-4, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 2/25/2044	1,000,817	87,686
“CS”, Series 2016-88, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 12/25/2046	13,514,462	917,795
“DS”, Series 2018-92, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 1/25/2049	7,372,465	614,948
“BS”, Series 2019-60, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 10/25/2049	6,266,180	555,565
“JS”, Series 2019-57, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 10/25/2049	2,539,858	252,006
“SA”, Series 2020-15, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 3/25/2050	5,184,071	661,053
“SD”, Series 2020-27, Interest Only, 5.936% minus 30 day USD SOFR Average, 2.308% (a), 5/25/2050	10,162,177	1,156,700

“SN”, Series 2019-33, Interest Only, 5.986% minus 30 day USD SOFR Average, 2.358% (a), 7/25/2049	7,325,000	626,498
“AS”, Series 2022-42, Interest Only, 6.0% minus 30 day USD SOFR Average, 2.372% (a), 4/25/2051	16,793,161	1,322,803
“CS”, Series 2013-86, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.408% (a), 7/25/2043	4,538,510	296,947
“PS”, Series 2013-81, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.408% (a), 7/25/2043	2,940,171	261,412
“PS”, Series 2013-83, Interest Only, 6.036% minus 30 day USD SOFR Average, 2.408% (a), 7/25/2043	1,551,713	102,134
“SW”, Series 2013-81, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.458% (a), 1/25/2043	3,338,059	254,944
“KS”, Series 2013-10, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.458% (a), 2/25/2043	4,236,259	314,905
“SA”, Series 2018-44, Interest Only, 6.086% minus 30 day USD SOFR Average, 2.458% (a), 6/25/2048	36,944,543	3,977,751
“KL”, Series 2016-83, 2.5%, 11/25/2046	107,243	77,203
“IW”, Series 2021-76, Interest Only, 2.5%, 2/25/2048	16,488,366	2,254,001
“NI”, Series 2020-57, Interest Only, 2.5%, 8/25/2050	1,520,315	248,044
“JI”, Series 2021-54, Interest Only, 2.5%, 10/25/2050	28,937,584	2,984,209
“JI”, Series 2020-75, Interest Only, 2.5%, 11/25/2050	482,302	76,198
“MI”, Series 2021-61, Interest Only, 2.5%, 4/25/2051	10,521,281	1,118,288
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,056,240	418,866
“MI”, Series 2021-44, Interest Only, 2.5%, 7/25/2051	13,331,662	2,234,892
“ID”, Series 2024-22, Interest Only, 2.5%, 10/25/2051	31,044,817	3,891,654
“GS”, Series 2011-123, Interest Only, 6.436% minus 30 day USD SOFR Average, 2.808% (a), 10/25/2041	1,142,797	62,347
“SD”, Series 2012-99, Interest Only, 6.486% minus 30 day USD SOFR Average, 2.858% (a), 9/25/2042	8,813,172	1,035,880
“SC”, Series 2013-130, Interest Only, 6.486% minus 30 day USD SOFR Average, 2.858% (a), 1/25/2044	3,814,507	412,799
“PS”, Series 2011-127, Interest Only, 6.536% minus 30 day USD SOFR Average, 2.908% (a), 8/25/2041	649,759	20,642
“KI”, Series 2012-146, Interest Only, 3.0%, 11/25/2042	1,969,041	215,067
“DI”, Series 2017-15, Interest Only, 3.0%, 3/25/2047	1,548,875	187,320
“IB”, Series 2020-43, Interest Only, 3.0%, 10/25/2048	2,675,684	418,323
“PI”, Series 2022-7, Interest Only, 3.0%, 7/25/2050	179,984	21,465
“LZ”, Series 2013-6, 3.5%, 2/25/2043	1,171,506	954,751
“JI”, Series 2016-49, Interest Only, 3.5%, 8/25/2046	2,921,192	510,579
“IP”, Series 2019-68, Interest Only, 3.5%, 5/25/2048	1,892,347	163,564
“EA”, Series 2018-85, 3.5%, 12/25/2048	109,486	105,243
“IA”, Series 2024-7, Interest Only, 3.5%, 11/25/2049	1,332,820	164,658
“DB”, Series 2011-111, 4.0%, 11/25/2041	172,357	166,349
“PZ”, Series 2010-13, 4.5%, 3/25/2040	57,651	55,613
“IC”, Series 2019-49, Interest Only, 4.5%, 5/25/2044	4,924,874	349,910
“BI”, Series 2019-13, Interest Only, 4.5%, 5/25/2048	797,916	88,672
“UI”, Series 2010-126, Interest Only, 5.5%, 10/25/2040	1,997,254	159,136
“2”, Series 2007-W8, Interest Only, 6.0%, 9/25/2037	75,208	7,128
“HI”, Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,169,826	213,439
“LF”, Series 2025-12, 30 day USD SOFR Average + 3.95%, 7.578% (a), 3/25/2055	856,545	875,303
“FM”, Series 2026-42, 30 day USD SOFR Average + 4.2%, 7.828% (a), 6/25/2056	13,500,281	13,063,395
“MU”, Series 2025-33, 30 day USD SOFR Average + 4.25%, 7.878% (a), 8/25/2054	15,743,036	16,091,707
“MS”, Series 2025-35, 82.915% minus (16.75 x 30 day USD SOFR Average), 10.05% (a), 5/25/2055	7,870,372	8,105,287

Government National Mortgage Association:
“JO”, Series 2023-133, Principal Only, Zero Coupon , 9/20/2053	4,334,581	3,558,231
“SL”, Series 2021-107, Interest Only, 4.0% minus 30 day USD SOFR Average, 0.408% (a), 10/20/2048	7,621,176	241,160
“HS”, Series 2022-93, Interest Only, 4.28% minus 30 day USD SOFR Average, 0.671% (a), 5/20/2052	29,612,085	702,258
“HS”, Series 2013-39, Interest Only, 4.636% minus 1 mo. USD Term SOFR, 0.996% (a), 3/20/2041	9,247,540	438,872
“CS”, Series 2018-152, Interest Only, 4.966% minus 1 mo. USD Term SOFR, 1.326% (a), 11/20/2048	4,996,178	337,414
“SG”, Series 2011-69, Interest Only, 5.286% minus 1 mo. USD Term SOFR, 1.646% (a), 5/20/2041	2,879,169	202,613
“SA”, Series 2013-167, Interest Only, 5.436% minus 1 mo. USD Term SOFR, 1.796% (a), 11/20/2043	7,108,132	400,657
“S”, Series 2013-134, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.846% (a), 9/20/2043	4,965,128	340,935
“SB”, Series 2014-107, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.846% (a), 7/20/2044	2,897,602	243,693
“SP”, Series 2014-133, Interest Only, 5.486% minus 1 mo. USD Term SOFR, 1.852% (a), 9/16/2044	6,202,647	408,858
“DS”, Series 2010-35, Interest Only, 5.566% minus 1 mo. USD Term SOFR, 1.926% (a), 3/20/2040	2,085,692	161,732
“GI”, Series 2020-175, Interest Only, 2.0%, 11/20/2050	5,434,042	625,774
“WI”, Series 2020-181, Interest Only, 2.0%, 12/20/2050	1,427,328	170,113
“AI”, Series 2021-7, Interest Only, 2.0%, 1/20/2051	17,328,939	1,960,047
“AI”, Series 2021-57, Interest Only, 2.0%, 2/20/2051	2,571,140	305,761
“DI”, Series 2021-50, Interest Only, 2.0%, 3/20/2051	2,179,743	275,682
“QE”, Series 2021-159, 2.0%, 9/20/2051	7,291,969	6,061,723
“IJ”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	3,252,258	431,271
“IP”, Series 2021-194, Interest Only, 2.0%, 11/20/2051	577,652	70,694
“PS”, Series 2022-45, Interest Only, 5.8% minus 30 day USD SOFR Average, 2.191% (a), 6/20/2050	41,760,876	2,740,774
“SN”, Series 2010-14, Interest Only, 5.836% minus 1 mo. USD Term SOFR, 2.202% (a), 2/16/2040	1,742,774	64,527
“SA”, Series 2019-112, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 2.246% (a), 9/20/2049	3,828,752	385,803
“SA”, Series 2019-152, Interest Only, 5.886% minus 1 mo. USD Term SOFR, 2.246% (a), 12/20/2049	8,923,007	950,299
“XS”, Series 2025-105, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.296% (a), 9/20/2049	43,429,231	4,251,888
“CS”, Series 2020-15, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.296% (a), 2/20/2050	6,978,566	668,329
“SY”, Series 2023-89, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.296% (a), 6/20/2051	31,167,326	3,303,764
“SA”, Series 2014-10, Interest Only, 5.936% minus 1 mo. USD Term SOFR, 2.302% (a), 1/16/2044	1,126,454	117,046
“SW”, Series 2024-89, Interest Only, 5.93% minus 30 day USD SOFR Average, 2.321% (a), 5/20/2054	30,786,117	1,636,103
“JS”, Series 2019-111, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.346% (a), 9/20/2036	3,201,154	178,308
“SA”, Series 2014-41, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.346% (a), 3/20/2044	3,620,503	339,931
“KS”, Series 2023-47, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.346% (a), 4/20/2048	11,156,455	1,170,589
“JS”, Series 2025-173, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.346% (a), 10/20/2050	92,387,514	11,016,796
“SL”, Series 2010-31, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.352% (a), 11/16/2034	1,342,750	56,876
“SJ”, Series 2019-70, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.352% (a), 6/16/2038	8,478,286	598,449

“SE”, Series 2012-84, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.352% (a), 7/16/2042	2,382,754	258,414
“SA”, Series 2013-110, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.352% (a), 7/16/2043	3,133,930	319,557
“SA”, Series 2014-60, Interest Only, 5.986% minus 1 mo. USD Term SOFR, 2.352% (a), 4/16/2044	7,585,925	640,060
“SE”, Series 2022-124, Interest Only, 6.0% minus 30 day USD SOFR Average, 2.391% (a), 7/20/2052	13,756,746	1,333,957
“SG”, Series 2023-93, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.396% (a), 9/20/2043	16,155,958	1,555,609
“SL”, Series 2019-123, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.396% (a), 10/20/2049	14,262,803	1,486,261
“JS”, Series 2020-83, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.396% (a), 6/20/2050	4,147,560	521,175
“AS”, Series 2019-158, Interest Only, 6.036% minus 1 mo. USD Term SOFR, 2.402% (a), 9/16/2043	7,086,394	593,781
“MS”, Series 2022-153, Interest Only, 6.05% minus 30 day USD SOFR Average, 2.441% (a), 12/20/2049	27,343,789	2,412,226
“SI”, Series 2013-14, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.446% (a), 4/20/2038	2,020,172	124,060
“SP”, Series 2012-113, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.446% (a), 10/20/2041	905,599	40,068
“SX”, Series 2015-165, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.446% (a), 8/20/2044	7,191,292	605,242
“SJ”, Series 2018-115, Interest Only, 6.086% minus 1 mo. USD Term SOFR, 2.446% (a), 8/20/2048	8,444,240	787,138
“QS”, Series 2010-26, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.496% (a), 2/20/2040	10,463,830	997,942
“SE”, Series 2010-20, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.496% (a), 2/20/2040	10,074,911	938,666
“CS”, Series 2016-31, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.496% (a), 7/20/2044	2,433,932	240,224
“IT”, Series 2021-116, Interest Only, 1 mo. USD Term SOFR minus 0.886%, 2.5% (a), 10/20/2047	29,316,640	3,133,458
“QB”, Series 2017-180, 2.5%, 12/20/2047	1,174,000	1,028,601
“QI”, Series 2020-149, Interest Only, 2.5%, 10/20/2050	2,322,921	351,861
“IP”, Series 2021-49, Interest Only, 2.5%, 1/20/2051	2,593,926	295,028
“KI”, Series 2021-24, Interest Only, 2.5%, 2/20/2051	9,827,530	1,011,143
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,253,520	594,919
“MI”, Series 2021-115, Interest Only, 2.5%, 5/20/2051	5,073,029	536,541
“BI”, Series 2021-165, Interest Only, 2.5%, 9/20/2051	1,641,149	174,899
“PI”, Series 2021-155, Interest Only, 2.5%, 9/20/2051	12,264,919	1,060,882
“JI”, Series 2025-62, Interest Only, 2.5%, 10/20/2051	2,227,799	277,688
“SA”, Series 2005-84, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.502% (a), 11/16/2035	788,224	59,545
“JS”, Series 2018-97, Interest Only, 6.136% minus 1 mo. USD Term SOFR, 2.502% (a), 7/16/2048	7,006,829	635,852
“SW”, Series 2022-65, Interest Only, 6.14% minus 30 day USD SOFR Average, 2.531% (a), 4/20/2052	10,418,533	925,386
“SB”, Series 2023-57, Interest Only, 6.15% minus 30 day USD SOFR Average, 2.541% (a), 4/20/2053	22,659,516	1,437,671
“LS”, Series 2020-188, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.546% (a), 11/20/2050	3,883,044	560,359
“SD”, Series 2020-167, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.546% (a), 11/20/2050	14,804,558	2,007,528
“SH”, Series 2025-173, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.546% (a), 1/20/2051	39,257,243	5,175,619
“SD”, Series 2021-58, Interest Only, 6.186% minus 1 mo. USD Term SOFR, 2.546% (a), 4/20/2051	6,621,544	776,613
“SF”, Series 2020-61, Interest Only, 6.326% minus 1 mo. USD Term SOFR, 2.686% (a), 7/20/2043	32,892,223	3,234,388

“SG”, Series 2023-86, Interest Only, 6.3% minus 30 day USD SOFR Average, 2.691% (a), 9/20/2050	7,589,531	1,026,493
“SG”, Series 2017-60, Interest Only, 6.356% minus 1 mo. USD Term SOFR, 2.716% (a), 2/20/2038	5,410,679	457,282
“SM”, Series 2008-2, Interest Only, 6.386% minus 1 mo. USD Term SOFR, 2.752% (a), 1/16/2038	1,086,612	110,870
“SD”, Series 2017-60, Interest Only, 6.406% minus 1 mo. USD Term SOFR, 2.766% (a), 2/20/2038	3,231,572	321,601
“AI”, Series 2007-64, Interest Only, 6.436% minus 1 mo. USD Term SOFR, 2.796% (a), 10/20/2037	727,531	67,838
“SD”, Series 2010-68, Interest Only, 6.466% minus 1 mo. USD Term SOFR, 2.826% (a), 6/20/2040	3,851,702	438,959
“SN”, Series 2012-43, Interest Only, 6.486% minus 1 mo. USD Term SOFR, 2.852% (a), 4/16/2042	1,863,772	196,981
“HS”, Series 2012-42, Interest Only, 6.516% minus 1 mo. USD Term SOFR, 2.876% (a), 3/20/2042	1,705,647	204,439
“S”, Series 2010-147, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.896% (a), 11/20/2040	4,281,736	516,219
“SH”, Series 2010-101, Interest Only, 6.536% minus 1 mo. USD Term SOFR, 2.902% (a), 8/16/2040	1,879,215	200,156
“CI”, Series 2015-74, Interest Only, 3.0%, 10/16/2039	370,190	2,604
“YI”, Series 2020-1, Interest Only, 3.0%, 1/20/2050	2,163,966	354,241
“ID”, Series 2020-32, Interest Only, 3.0%, 3/20/2050	347,378	57,492
“XZ”, Series 2020-122, 3.0%, 8/20/2050	375,161	217,283
“KI”, Series 2021-32, Interest Only, 3.0%, 2/20/2051	1,083,916	187,562
“IH”, Series 2023-190, Interest Only, 3.0%, 11/20/2051	16,890,315	2,294,054
“DI”, Series 2014-102, Interest Only, 3.5%, 7/16/2029	5,095	72
“JI”, Series 2013-10, Interest Only, 3.5%, 1/20/2043	5,054,335	732,276
“ZG”, Series 2015-99, 3.5%, 7/20/2045	668,691	615,626
“GI”, Series 2016-117, Interest Only, 3.5%, 8/20/2046	1,359,208	184,363
“EL”, Series 2019-23, 3.5%, 2/20/2049	351,500	320,833
“UI”, Series 2020-47, Interest Only, 3.5%, 1/20/2050	9,209,744	1,651,462
“HS”, Series 2014-43, Interest Only, 7.136% minus 1 mo. USD Term SOFR, 3.502% (a), 3/16/2044	3,183,225	308,036
“SD”, Series 2024-105, Interest Only, 7.2% minus 30 day USD SOFR Average, 3.591% (a), 3/20/2051	15,503,542	3,038,147
Series 2020-45, Interest Only, 4.0%, 8/20/2049	992,456	185,951
“ZC”, Series 2003-86, 4.5%, 10/20/2033	145,506	144,637
“ZP”, Series 2009-58, 4.5%, 7/20/2039	85,516	81,761
“QI”, Series 2010-35, Interest Only, 4.5%, 3/20/2040	4,566,558	794,865
Series 2013-167, Interest Only, 4.5%, 9/20/2040	2,112,713	366,276
“LI”, Series 2014-100, Interest Only, 4.5%, 10/16/2043	3,263,650	219,556
“DI”, Series 2017-177, Interest Only, 4.5%, 11/16/2047	3,128,487	536,857
“HI”, Series 2020-5, Interest Only, 4.5%, 6/20/2049	1,087,041	235,722
“WI”, Series 2020-191, Interest Only, 4.5%, 12/20/2050	2,742,379	483,073
“ZJ”, Series 2022-83, 4.5%, 5/20/2052	1,543,673	1,271,288
“ZL”, Series 2026-53, 4.5%, 3/20/2056	10,369,679	9,928,845
“UZ”, Series 2010-37, 5.0%, 3/20/2040	551,803	558,828
“BI”, Series 2016-68, Interest Only, 5.0%, 5/20/2040	2,031,152	348,758
“BI”, Series 2013-6, Interest Only, 5.0%, 1/20/2043	2,444,732	412,121
Series 2013-24, Interest Only, 5.0%, 2/16/2043	2,715,773	518,506
“PI”, Series 2014-21, Interest Only, 5.0%, 12/16/2043	2,709,547	412,391
“KI”, Series 2015-24, Interest Only, 5.0%, 2/16/2045	4,040,488	496,071
“DI”, Series 2020-5, Interest Only, 5.0%, 2/20/2048	1,951,516	314,349
“ID”, Series 2022-60, Interest Only, 5.0%, 3/20/2052	8,742,871	1,570,750
“LB”, Series 2024-113, 5.0%, 7/20/2054	159,676	159,338
“JS”, Series 2023-70, 12.3% minus (2 x 30 day USD SOFR Average), 5.083% (a), 5/20/2053	3,689,704	3,477,381
“Z”, Series 2006-12, 5.5%, 3/20/2036	122,594	125,831

“DZ”, Series 2009-106, 5.5%, 11/20/2039	360,227	370,222
“IA”, Series 2012-64, Interest Only, 5.5%, 5/16/2042	1,554,226	210,820
“SC”, Series 2023-97, 16.35% minus (3 x 30 day USD SOFR Average), 5.524% (a), 7/20/2053	8,129,926	7,616,768
“MS”, Series 2025-105, 20.0% minus (4 x 30 day USD SOFR Average), 5.565% (a), 6/20/2055	7,670,425	6,882,375
“SG”, Series 2025-60, 14.875% minus (2.5 x 30 day USD SOFR Average), 5.853% (a), 4/20/2055	22,953,164	21,862,400
“CI”, Series 2009-42, Interest Only, 6.0%, 8/16/2035	129,175	20,525
“CI”, Series 2014-59, Interest Only, 6.0%, 4/16/2044	8,572,769	1,301,474
“LI”, Series 2015-24, Interest Only, 6.0%, 2/16/2045	2,341,121	341,870
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	166,578	29,659
“ST”, Series 2025-100, 76.7% minus (13 x 30 day USD SOFR Average), 7.8% (a), 4/20/2065	1,837,241	1,852,709
“SL”, Series 2025-98, 21.083% minus (3.667 x 30 day USD SOFR Average), 7.851% (a), 6/20/2055	2,742,986	2,649,436
“MB”, Series 2026-83, 30 day USD SOFR Average + 4.54%, 8.149% (a), 5/20/2056	58,364,191	57,849,162
“MY”, Series 2026-80, 30 day USD SOFR Average + 4.65%, 8.259% (a), 5/20/2056	4,531,324	4,423,256
“MA”, Series 2026-119, 30 day USD SOFR Average + 4.85%, 8.451% (a), 7/20/2056	18,242,680	18,060,253
“AM”, Series 2026-106, 30 day USD SOFR Average + 5.02%, 8.645% (a), 6/20/2056	30,000,000	29,104,254
“FT”, Series 2026-106, 30 day USD SOFR Average + 6.28%, 9.889% (a), 10/20/2055	19,023,085	18,915,743
“TC”, Series 2025-69, 156.667% minus (33.333 x 30 day USD SOFR Average), 10.0% (a), 4/20/2055	1,690,759	1,720,017
JPMorgan Mortgage Trust, “A11”, Series 2019-9, 144A, 1 mo. USD Term SOFR + 1.014%, 4.663% (a), 5/25/2050	1,152,963	1,109,175
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.778% (a), 7/25/2059	1,607,234	1,730,975
Total Collateralized Mortgage Obligations (Cost $450,714,382)		445,828,432

U.S. Government Agency Sponsored Pass-Throughs 9.4%
Federal Home Loan Mortgage Corp., 5.5%, 5/1/2056	2,091,623	2,118,840
Federal National Mortgage Association:
5.0%, 7/1/2044	677,777	691,496
5.0%, 4/1/2055	1,478,506	1,463,800
5.5%, 2/1/2055	1,228,909	1,247,129
5.5%, 9/1/2055	1,840,919	1,866,729
5.5%, 2/1/2056	7,114,745	7,214,496
5.5% 4/1/2056	12,521,963	12,683,826
5.5% 5/1/2056	16,301,523	16,514,616
5.5%, 6/1/2056	1,669,904	1,693,377
6.0%, 1/1/2054	6,751,694	7,040,227
6.0%, 5/1/2055	6,895,874	7,083,376
Total U.S. Government Agency Sponsored Pass-Throughs (Cost $59,526,662)		59,617,912

Government & Agency Obligations 2.5%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.0%, 1/15/2027 (b) (c) (Cost $16,025,733)	16,000,000	16,001,208

	Shares	Value ($)

Cash Equivalents 7.8%
DWS Central Cash Management Government Fund, 3.66% (d) (Cost $49,369,557)	49,369,557	49,369,557

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,214,892,948)	188.9	1,201,482,973
Other Assets and Liabilities, Net	(88.9)	(565,276,837)
Net Assets	100.0	636,206,136

	Principal Amount ($)	Value ($)

TBA Sale Commitments (28.2)%

Government National Mortgage Association (1.7)%
Government National Mortgage Association, 3.5%, 7/1/2056, TBA (Proceeds $(10,811,250))	(12,000,000)	(10,769,460)

U.S. Government Agency Sponsored Pass-Throughs (26.5)%
Federal National Mortgage Association:
4.0%, 7/1/2056, TBA	(39,750,000)	(37,141,844)
4.5%, 7/1/2056, TBA	(50,000,000)	(47,905,300)
5.0%, 7/1/2056, TBA	(33,000,000)	(32,417,517)
5.5%, 7/1/2056, TBA	(39,700,000)	(39,821,482)
6.0%, 7/1/2056, TBA	(11,000,000)	(11,236,280)
Total U.S. Government Agency Sponsored Pass-Throughs (Proceeds $(167,557,645))		(168,522,423)
Total TBA Sale Commitments (Proceeds $(178,368,895))		(179,291,883)
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Cash Equivalents 7.8%
DWS Central Cash Management Government Fund, 3.66% (d)
37,949,556	625,361,645	613,941,644	—	—	514,162	—	49,369,557	49,369,557

(a)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	At June 30, 2026, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(c)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

SOFR: Secured Overnight Financing Rate
TBA: To Be Announced
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2026	1,683	184,337,619	184,945,922	(608,303)
5 Year U.S. Treasury Note	USD	9/30/2026	321	34,361,254	34,362,047	(793)
U.S. Treasury Long Bond	USD	9/21/2026	1,316	147,203,694	149,366,000	(2,162,306)
Ultra Long U.S. Treasury Bond	USD	9/21/2026	177	20,318,385	20,559,656	(241,271)
Total unrealized depreciation						(3,012,673)
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Government National Mortgage Association	$—	$619,781,340	$—	$619,781,340
Asset-Backed (a)	—	6,651,921	—	6,651,921
Commercial Mortgage-Backed Securities	—	4,232,603	—	4,232,603
Collateralized Mortgage Obligations	—	445,828,432	—	445,828,432
U.S. Government Agency Sponsored Pass-Throughs	—	59,617,912	—	59,617,912
Government & Agency Obligations	—	16,001,208	—	16,001,208
Short-Term Investments	49,369,557	—	—	49,369,557
Total	$49,369,557	$1,152,113,416	$—	$1,201,482,973

Liabilities	Level 1	Level 2	Level 3	Total
TBA Sale Commitments (a)	$—	$(179,291,883)	$—	$(179,291,883)
Derivatives (b)
Futures Contracts	(3,012,673)	—	—	(3,012,673)
Total	$(3,012,673)	$(179,291,883)	$—	$(182,304,556)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
GNMA-PH3